DEBT - Paycheck Protection Program Loans (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 04, 2020	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
DEBT
Proceeds from the issuance of convertible notes				$ 8,762,250	$ 4,940,000
Repayments of convertible debt		$ 905,335	$ 75,000	637,500	50,000
Paycheck Protection Program Loans
DEBT
Proceeds from the issuance of convertible notes	$ 151,000
Interest rate (in percent)	1.00%
Repayments of convertible debt				17,543
Total				$ 0	$ 17,543